INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES
Cost basis of securities held	$ 42,720	$ 42,720	$ 708,541
Accumulated unrealized losses	42,720	41,296	$ 663,775
Value of available for sale marketable securities	$ 0	$ 1,424
Number of shares owned in marketable securities (in Shares)	178,000	178,000
Market price per share (in Dollars per share)	$ 0.00	$ 0.008